Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	¥ 133,742	[1]	¥ 71,813	[1]
Carrying value of investment contracts underwritten	270,950		281,864
Estimated fair value of investment contracts underwritten	274,991		285,914
Listed equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	114,582		50,930
Unlisted equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	¥ 19,160		¥ 20,883

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \50,930 million and \20,883 million respectively, as of March 31, 2013, and \114,582 million and \19,160 million respectively, as of March 31, 2014. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.